Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  September 30, 2024

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 1.7%
4,207(a)	Axon Enterprise, Inc.	$ 1,681,117
	Total Aerospace & Defense	$1,681,117
	Beverages — 0.5%
13,822(a)	Celsius Holdings, Inc.	$ 433,458
	Total Beverages	$433,458
	Biotechnology — 6.7%
4,166(a)	Alnylam Pharmaceuticals, Inc.	$ 1,145,775
21,549(a)	Natera, Inc.	2,735,646
22,374(a)	Vaxcyte, Inc.	2,556,677
	Total Biotechnology	$6,438,098
	Building Products — 3.6%
9,890(a)	Builders FirstSource, Inc.	$ 1,917,275
3,691	Simpson Manufacturing Co., Inc.	705,978
12,257(a)	Trex Co., Inc.	816,071
	Total Building Products	$3,439,324
	Capital Markets — 6.5%
35,317	Marex Group Plc	$ 834,188
4,145	MSCI, Inc.	2,416,245
61,637(a)	Robinhood Markets, Inc., Class A	1,443,538
12,455	Tradeweb Markets, Inc., Class A	1,540,310
	Total Capital Markets	$6,234,281
	Chemicals — 0.7%
1,792	Sherwin-Williams Co.	$ 683,953
	Total Chemicals	$683,953
	Communications Equipment — 2.2%
2,927(a)	Arista Networks, Inc.	$ 1,123,441
2,261	Motorola Solutions, Inc.	1,016,614
	Total Communications Equipment	$2,140,055
	Construction Materials — 1.5%
15,519	CRH Plc	$ 1,439,232
	Total Construction Materials	$1,439,232
	Containers & Packaging — 0.3%
47,153(a)	Ranpak Holdings Corp.	$ 307,909
	Total Containers & Packaging	$307,909
	Electrical Equipment — 4.5%
26,977(a)	Siemens Energy AG	$ 993,074
33,166	Vertiv Holdings Co., Class A	3,299,685
	Total Electrical Equipment	$4,292,759
	Electronic Equipment, Instruments & Components — 2.4%
19,985	Amphenol Corp., Class A	$ 1,302,222
31,495(a)	Flex, Ltd.	1,052,878
	Total Electronic Equipment, Instruments & Components	$2,355,100

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Entertainment — 1.4%
3,771(a)	Spotify Technology S.A.	$ 1,389,727
	Total Entertainment	$1,389,727
	Ground Transportation — 2.1%
7,693	ArcBest Corp.	$ 834,306
8,542	TFI International, Inc.	1,169,314
	Total Ground Transportation	$2,003,620
	Health Care Equipment & Supplies — 5.8%
1,193(a)	IDEXX Laboratories, Inc.	$ 602,728
4,066(a)	Inspire Medical Systems, Inc.	858,129
5,359(a)	Insulet Corp.	1,247,307
4,107(a)	Penumbra, Inc.	798,031
8,601	ResMed, Inc.	2,099,676
	Total Health Care Equipment & Supplies	$5,605,871
	Health Care Providers & Services — 1.8%
1,701	McKesson Corp.	$ 841,008
2,462(a)	Molina Healthcare, Inc.	848,307
	Total Health Care Providers & Services	$1,689,315
	Health Care Technology — 1.3%
5,828(a)	Veeva Systems, Inc., Class A	$ 1,223,122
	Total Health Care Technology	$1,223,122
	Hotels, Restaurants & Leisure — 4.3%
26,776(a)	Chipotle Mexican Grill, Inc.	$ 1,542,833
24,802(a)	DraftKings, Inc., Class A	972,238
72,758(a)	Genius Sports, Ltd.	570,423
31,313(a)	Viking Holdings, Ltd.	1,092,511
	Total Hotels, Restaurants & Leisure	$4,178,005
	Household Durables — 1.7%
3,998(a)	TopBuild Corp.	$ 1,626,426
	Total Household Durables	$1,626,426
	Insurance — 0.8%
1,289	Everest Group, Ltd.	$ 505,069
12,766(a)	Oscar Health, Inc., Class A	270,767
	Total Insurance	$775,836
	Interactive Media & Services — 1.2%
35,255(a)	Pinterest, Inc., Class A	$ 1,141,204
	Total Interactive Media & Services	$1,141,204
	IT Services — 3.3%
21,378(a)	Cloudflare, Inc., Class A	$ 1,729,266
5,411(a)	MongoDB, Inc.	1,462,864
	Total IT Services	$3,192,130
	Life Sciences Tools & Services — 1.8%
6,767	Agilent Technologies, Inc.	$ 1,004,764
4,687(a)	Repligen Corp.	697,520
	Total Life Sciences Tools & Services	$1,702,284

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Shares		Value
	Media — 2.4%
21,010(a)	Trade Desk, Inc., Class A	$ 2,303,746
	Total Media	$2,303,746
	Oil, Gas & Consumable Fuels — 3.2%
31,964(a)	Antero Resources Corp.	$ 915,769
75,643	Comstock Resources, Inc.	841,906
6,381	Hess Corp.	866,540
18,607	Marathon Oil Corp.	495,504
	Total Oil, Gas & Consumable Fuels	$3,119,719
	Pharmaceuticals — 0.3%
9,321(a)	Edgewise Therapeutics, Inc.	$ 248,777
	Total Pharmaceuticals	$248,777
	Professional Services — 5.9%
11,949	Booz Allen Hamilton Holding Corp.	$ 1,944,819
83,709(a)	Clarivate Plc	594,334
6,738	Thomson Reuters Corp.	1,149,503
7,534	Verisk Analytics, Inc.	2,018,811
	Total Professional Services	$5,707,467
	Semiconductors & Semiconductor Equipment — 8.7%
13,750(a)	Advanced Micro Devices, Inc.	$ 2,256,100
2,364	ASM International NV	1,550,998
4,702(a)	Axcelis Technologies, Inc.	493,005
3,125	BE Semiconductor Industries NV	394,994
8,152(a)	Cirrus Logic, Inc.	1,012,560
27,820(a)	Credo Technology Group Holding, Ltd.	856,856
842	Monolithic Power Systems, Inc.	778,429
5,067(a)	Onto Innovation, Inc.	1,051,707
	Total Semiconductors & Semiconductor Equipment	$8,394,649
	Software — 10.6%
3,649(a)	CyberArk Software, Ltd.	$ 1,064,085
18,418(a)	Datadog, Inc., Class A	2,119,175
3,003(a)	HubSpot, Inc.	1,596,395
3,739(a)	Monday.com, Ltd.	1,038,582
33,958(a)	Palantir Technologies, Inc., Class A	1,263,237
14,903(a)	Procore Technologies, Inc.	919,813
28,207(a)	Samsara, Inc., Class A	1,357,321
1,620(a)	Synopsys, Inc.	820,352
	Total Software	$10,178,960
	Specialized REITs — 1.9%
15,494	Iron Mountain, Inc.	$ 1,841,152
	Total Specialized REITs	$1,841,152
	Specialty Retail — 4.9%
319(a)	AutoZone, Inc.	$ 1,004,863
8,433	Ross Stores, Inc.	1,269,251
3,897	Tractor Supply Co.	1,133,754
3,267(a)	Ulta Beauty, Inc.	1,271,255
	Total Specialty Retail	$4,679,123

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Technology Hardware, Storage & Peripherals — 2.0%
28,830(a)	Western Digital Corp.	$ 1,968,801
	Total Technology Hardware, Storage & Peripherals	$1,968,801
	Textiles, Apparel & Luxury Goods — 1.5%
10,352(a)	On Holding AG, Class A	$ 519,153
13,591(a)	Skechers USA, Inc., Class A	909,510
	Total Textiles, Apparel & Luxury Goods	$1,428,663
	Trading Companies & Distributors — 2.2%
2,040	WW Grainger, Inc.	$ 2,119,172
	Total Trading Companies & Distributors	$2,119,172
	Total Common Stocks (Cost $61,649,248)	$95,963,055

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
306,919(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 306,919
		$306,919
	TOTAL SHORT TERM INVESTMENTS (Cost $306,919)	$306,919
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $61,956,167)	$96,269,974
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(29,504)
	net assets — 100.0%	$96,240,470

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$95,963,055	$—	$—	$95,963,055
Open-End Fund	306,919	—	—	306,919
Total Investments in Securities	$96,269,974	$—	$—	$96,269,974
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
4